Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - 3 months ended Jan. 31, 2022 $ in Millions	CAD ($)	$ / shares
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 1,214
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	1,214
Book value of shares purchased for cancellation	$ 111
Average cost of shares purchased for cancellation | $ / shares		$ 136.84
Average book value of shares purchased for cancellation | $ / shares		$ 12.45